Investments - Schedule of Investment (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Non current investments other than investments accounted for using equity method		₨ 28,053	$ 299	₨ 26,458
Current Investments		437,680	$ 4,665	411,474
Total		465,733		437,932
Financial instruments at FVTOCI
Financial instruments at FVTOCI		256,031		266,529
Financial instruments at amortized cost
Inter corporate and term deposits		121,366		76,169
Financial instruments at FVTPL
Financial instruments at FVTPL		88,336		95,234
Non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Non current investments other than investments accounted for using equity method		28,053		26,458
Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Current Investments		437,680		411,474
Equity instruments [member]
Financial instruments at amortized cost
Inter corporate and term deposits		0		0
Equity instruments [member] | Non-current assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI	[1]	12,143		12,493
Financial instruments at FVTPL
Financial instruments at FVTPL	[1]	7,336		4,955
Inter corporate and term deposits [member]
Financial instruments at amortized cost
Inter corporate and term deposits		121,366		76,169
Inter corporate and term deposits [member] | Non-current assets [member]
Financial instruments at amortized cost
Inter corporate and term deposits	[2]	8,574		7,807
Inter corporate and term deposits [member] | Current Assets [member]
Financial instruments at amortized cost
Inter corporate and term deposits	[2]	112,792		68,362
Fixed maturity plan mutual funds [member]
Financial instruments at amortized cost
Inter corporate and term deposits		0		0
Fixed maturity plan mutual funds [member] | Non-current assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL		0		1,203
Fixed maturity plan mutual funds [member] | Current Assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL		1,281		300
Short-term mutual funds [member]
Financial instruments at amortized cost
Inter corporate and term deposits		0		0
Short-term mutual funds [member] | Current Assets [member]
Financial instruments at FVTPL
Financial instruments at FVTPL	[3]	79,719		88,776
Non-convertible debentures [member]
Financial instruments at amortized cost
Inter corporate and term deposits		0		0
Non-convertible debentures [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		210,328		219,389
Government securities [member]
Financial instruments at amortized cost
Inter corporate and term deposits		0		0
Government securities [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		8,948		10,651
Commercial papers [member]
Financial instruments at amortized cost
Inter corporate and term deposits		0		0
Commercial papers [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		14,227		2,858
Bonds [member]
Financial instruments at amortized cost
Inter corporate and term deposits		0		0
Bonds [member] | Current Assets [member]
Financial instruments at FVTOCI
Financial instruments at FVTOCI		₨ 10,385		₨ 21,138

[1]	Uncalled capital commitments outstanding as at March 31, 2025 and 2026, was ₹ 1,576 and ₹ 2,577, respectively.
[2]	These deposits earn a fixed rate of interest. As at March 31, 2025 and 2026, term deposits include deposits in lien with banks, held as margin money deposits against guarantees amounting to ₹ 953 and ₹ 961, respectively.
[3]	As at March 31, 2025 and 2026, short-term mutual funds include units placed on lien with bank on account of margin money for currency derivatives amounting to ₹ 233 and ₹ Nil, respectively.